LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.74%
INVESTMENT COMPANIES–90.74%
Equity Funds–71.06%
Lincoln Variable Insurance Products Trust-
†✧✧LVIP Baron Growth Opportunities Fund	43,551	$ 2,075,210
✧✧LVIP MFS Value Fund	332,162	11,739,283
✧✧LVIP SSGA Mid-Cap Index Fund	589,544	4,965,727
✧✧LVIP SSGA S&P 500 Index Fund	1,088,754	18,344,424
✧✧LVIP SSGA Small-Cap Index Fund	204,140	4,475,766
✧✧LVIP SSGA Small-Mid Cap 200 Fund	162,357	1,228,232
✧✧LVIP T. Rowe Price Growth Stock Fund	274,004	11,459,118
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	182,357	4,246,547
✧✧LVIP Wellington Mid-Cap Value Fund	286,146	5,263,651
		63,797,958
Fixed Income Funds–17.78%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	238,746	2,369,080
LVIP Delaware Bond Fund	319,206	4,418,442
LVIP SSGA Bond Index Fund	406,576	4,822,810
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Western Asset Core Bond Fund	433,785	$ 4,349,125
		15,959,457
Global Equity Fund–1.90%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	231,495	1,703,806
		1,703,806
Total Affiliated Investments (Cost $93,999,774)		81,461,221
UNAFFILIATED INVESTMENT–2.00%
INVESTMENT COMPANY–2.00%
Money Market Fund–2.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	1,790,650	1,790,650
Total Unaffiliated Investment (Cost $1,790,650)		1,790,650

TOTAL INVESTMENTS–92.74% (Cost $95,790,424)	83,251,871
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–7.26%	6,521,816
NET ASSETS APPLICABLE TO 9,395,723 SHARES OUTSTANDING–100.00%	$89,773,687

† Non-income producing.
✧✧ Standard Class shares.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–1

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
383	U.S. Treasury 5 yr Notes	$48,012,641	$47,544,572	6/30/20	$468,069	$—
Equity Contracts:
(96)	E-mini Russell 2000 Index	(5,508,480)	(5,462,198)	6/19/20	—	(46,282)
(250)	E-mini S&P 500 Index	(32,121,250)	(31,563,443)	6/19/20	—	(557,807)
(74)	E-mini S&P MidCap 400 Index	(10,639,720)	(10,944,286)	6/19/20	304,566	—
					304,566	(604,089)
Total Futures Contracts					$772,635	$(604,089)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$81,461,221	$—	$—	$81,461,221
Unaffiliated Investment Company	1,790,650	—	—	1,790,650
Total Investments	$83,251,871	$—	$—	$83,251,871
Derivatives:
Assets:
Futures Contracts	$772,635	$—	$—	$772,635
Liabilities:
Futures Contracts	$(604,089)	$—	$—	$(604,089)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–3

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Number of Shares 03/31/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.74%@
Equity Funds-71.06%@
✧✧LVIP Baron Growth Opportunities Fund	$2,502,318	$719,842	$698,202	$37,543	$(486,291)	$2,075,210	43,551	$—	$—
✧✧LVIP MFS Value Fund	12,088,772	3,360,773	501,557	(112,889)	(3,095,816)	11,739,283	332,162	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	5,082,031	1,764,714	211,343	(73,568)	(1,596,108)	4,965,727	589,544	—	—
✧✧LVIP SSGA S&P 500 Index Fund	18,263,105	5,002,202	787,730	(165,753)	(3,967,400)	18,344,424	1,088,754	—	—
✧✧LVIP SSGA Small-Cap Index Fund	5,089,812	1,519,364	542,407	(52,837)	(1,538,166)	4,475,766	204,140	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	1,680,505	569,878	417,591	(22,001)	(582,559)	1,228,232	162,357	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	12,057,900	2,451,745	1,204,878	(45,936)	(1,799,713)	11,459,118	274,004	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,196,941	1,286,209	183,617	(42,701)	(1,010,285)	4,246,547	182,357	—	—
✧✧LVIP Wellington Mid-Cap Value Fund	5,109,573	2,316,471	218,826	(72,250)	(1,871,317)	5,263,651	286,146	—	—
Fixed Income Funds-17.78%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	2,080,348	517,159	196,471	(5,856)	(26,099)	2,369,080	238,746	—	—
✧✧LVIP Delaware Bond Fund	3,823,248	924,469	359,236	(17,108)	47,069	4,418,442	319,206	—	—
✧✧LVIP SSGA Bond Index Fund	4,069,988	987,836	390,434	(4,991)	160,411	4,822,810	406,576	—	—
✧✧LVIP Western Asset Core Bond Fund	3,834,126	922,285	356,009	(16,253)	(35,024)	4,349,125	433,785	—	—
Global Equity Fund-1.90%@
✧✧LVIP BlackRock Global Real Estate Fund	1,652,593	558,157	70,334	(17,941)	(418,669)	1,703,806	231,495	—	—
Total	$81,531,260	$22,901,104	$6,138,635	$(612,541)	$(16,219,967)	$81,461,221		$—	$—

@ As a percentage of Net Assets as of March 31, 2020.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–4